Net finance costs - Summary of Net Finance Costs/(Income) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Finance Income Costs [Line Items]
Interest expense	£ 1,658	£ 1,704	£ 1,786
Interest expense on lease liabilities	40	38	30
Facility fees	17	17	19
Impact of the early repurchase of bonds (note 8(b))	0	(590)	29
Interest related to adjusting tax payables	117	80	71
Fair value changes on derivative financial instruments, hedged items and investments	521	90	599
Fair value change on other financial items	4	19	(4)
The Approved Plans in Canada	112
Exchange differences	(373)	(9)	(449)
Finance costs	2,033	1,349	2,081
Interest income under the effective interest method	(214)	(251)	(186)
Finance income	(214)	(251)	(186)
Net finance costs	1,819	1,098	1,895
Canada
Disclosure Of Finance Income Costs [Line Items]
The Approved Plans in Canada	112	0	0
Venezeula
Disclosure Of Finance Income Costs [Line Items]
Venezuela net gain on monetary items	£ (63)	£ 0	£ 0